Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands		1 Months Ended
	Nov. 06, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)
Guarantee commitments to third parties and other contingent assets and liabilities
Commitments to third parties				$ 17,949,000	$ 15,013,000
Provisions				117,795,000	107,516,000	$ 142,727,000
Provisions for third-party liability
Guarantee commitments to third parties and other contingent assets and liabilities
Provisions				7,963,000	8,263,000	$ 10,596,000
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Tax penalty amount voided		$ 705,000	€ 600
Tax reassessment							$ 1,600,000	€ 1,400
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Provisions				$ 568,000	$ 587,000
Other environment related contingent liability
Guarantee commitments to third parties and other contingent assets and liabilities
Statutory maximum penalty per day per violation of standard provisions	$ 475,000,000